LOSS PER SHARE	12 Months Ended
Dec. 31, 2018
LOSS PER SHARE
25. LOSS PER SHARE

Loss per share is calculated as follows:

	For the year ended December 31, 2016	For the year ended December 31, 2017	For the year ended December 31, 2018	For the year ended December 31, 2018
	RMB	RMB	RMB	US$
				(Note 3)
Numerator:

Net loss attributable to ordinary shareholders before accretion on redeemable noncontrolling interest	(593,781,589)	(118,165,850)	(217,092,926)	(31,574,856)
Accretion on redeemable noncontrolling interest	(82,890,188)	(57,126,233)	(40,918,773)	(5,951,389)
Net loss attributable to ordinary shareholders	(676,671,777)	(175,292,083)	(258,011,699)	(37,526,245)

Denominator:

Denominator for basic and diluted loss per share – weighted-average shares outstanding	23,874,102	33,426,448	62,114,760	62,114,760

Loss per share
- Basic and diluted	(28.34)	(5.24)	(4.15)	(0.60)

The Company had 22,914,046, 5,778,846 and 6,828,846 stock options, warrants and nonvested shares outstanding as of December 31, 2016, 2017 and 2018, respectively, which were excluded in the computation of diluted loss per share in the periods presented, as their effect would have been anti-dilutive due to the net loss reported in such periods.